Note 4 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
4–
PROPERTY AND EQUIPMENT

The following is a summary of property, plant, and equipment – at cost, less accumulated depreciation:

	June 30,	December 31,
	2018	2017
Land	$500,000	$500,000
Land improvements	171,122	171,122
Buildings	3,129,519	3,129,519
Mining equipment	1,784,115	1,784,115
Milling equipment	2,841,726	2,841,726
Laboratory equipment	607,716	607,716
Office equipment	70,529	70,529
Vehicles	150,810	150,810
	9,255,537	9,255,537
Less: Accumulated depreciation	(7,098,108)	(6,453,146)
Total	$2,157,429	$2,802,391

NOTE
4
– PROPERTY AND EQUIPMENT

The following is a summary of property, plant, and equipment – at cost, less accumulated depreciation:

	December 31,
	2017	2016
Land	$500,000	$500,000
Land improvements	171,122	171,122
Buildings	3,129,519	3,129,519
Mining equipment	1,784,115	1,775,884
Milling equipment	2,841,726	2,806,834
Laboratory equipment	607,716	607,716
Office equipment	70,529	69,900
Vehicles	150,810	150,810
	9,255,537	9,211,785
Less: Accumulated depreciation	(6,453,146)	(5,136,609)
Total	$2,802,391	$4,075,176